Plant and Equipment, Net - Schedule of Plant and Equipment (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (39,602)	$ (35,775)
Plant and equipment, net		3,827
Office equipment [Member]
Schedule of Plant and Equipment [Line Items]
Office equipment	$ 39,602	$ 39,602